Rule 497(e)

File No. 333-289838

Corgi ETF Trust I

(the “Trust”)

Corgi Growth & Technology 10% Structured Buffer ETF – May Series

Corgi U.S. Small-Cap 15% Structured Buffer ETF – May Series

Corgi U.S. Equities 30% Structured Buffer ETF – May Series

Corgi Emerging Markets Equities 15% Structured Buffer ETF – May Series

Corgi International Developed Equities 15% Structured Buffer ETF – May Series

Corgi U.S. Equities 100% Structured Buffer ETF – May Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated April 29, 2026

May 6, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. Each Fund has commenced its initial Outcome Period, which began on May 1, 2026 and will end on April 30, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Corgi Growth & Technology 10% Structured Buffer ETF – May Series	QMY	Gross: 22.50% Net: 22.20%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 22.50% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from May 1, 2026 to April 30, 2027.
Corgi U.S. Small-Cap 15% Structured Buffer ETF – May Series	SCMY	Gross: 18.00% Net: 17.70%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of 18.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from May 1, 2026 to April 30, 2027.
Corgi U.S. Equities 30% Structured Buffer ETF – May Series	CTMA	Gross: 11.50% Net: 11.20%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.50% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.
Corgi Emerging Markets Equities 15% Structured Buffer ETF – May Series	EMMY	Gross: 24.01% Net: 23.71%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of 24.01% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from May 1, 2026 to April 30, 2027.
Corgi International Developed Equities 15% Structured Buffer ETF – May Series	IDMY	Gross: 16.00% Net: 15.70%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of 16.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from May 1, 2026 to April 30, 2027.
Corgi U.S. Equities 100% Structured Buffer ETF – May Series	HMAY	Gross: 6.50% Net: 6.20%*	The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.50% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.

* Takes into account the Fund’s unitary management fee of 0.30% of average daily net assets (net of the Adviser’s contractual fee waiver of 0.10%).

In connection with the onset of each Fund’s initial Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the Outcome Period throughout the prospectus are confirmed as the initial Outcome Period: May 1, 2026 through April 30, 2027.

3.	All bracketed placeholders for the Cap (including all instances of “[ ]%”) throughout the prospectus are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference